27 Right-of-use asset and lease liability (Details 5) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Disclosure of quantitative information about right-of-use assets [line items]
Commitments from leases and rents	R$ 194,818
Less Than 1 Year [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Commitments from leases and rents	6,347
1 to 5 Years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Commitments from leases and rents	29,645
Over 5 Years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Commitments from leases and rents	R$ 158,826